Segment Reporting Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Litigation Settlement, Expense													$ 120.0
Group annuity contract conversion premium											99.0	[1]	941.4	[1]	0	[1]
Benefit expense on group annuity contract conversion											99.0		941.4		0
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											46,387.1	[2],[3]	35,568.9	[2],[3]	32,681.1	[2],[3]
Net investment income											916.3		922.2		933.2
Interest expense											333.7		268.8		246.9
Depreciation and amortization expense											569.1		449.9		447.2
Income taxes	166.6		287.7	314.5	259.8	101.0		275.1	238.1	273.3	1,028.6		887.5		1,092.1
Operating earnings (loss)											2,101.6	[4],[5]	1,769.6	[4],[5]	1,965.7	[4],[5]
Segment assets	49,871.8					41,494.5					49,871.8		41,494.5		38,593.1
Health Care [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											44,085.2		32,608.9		30,793.9
Net investment income											309.3		310.4		338.4
Interest expense											0		0		0
Depreciation and amortization expense											564.7		445.5		442.2
Income taxes											1,078.4		950.5		1,106.6
Operating earnings (loss)											2,130.8	[5]	1,752.1	[5]	1,955.7	[5]
Segment assets	33,319.9					24,245.9					33,319.9		24,245.9		21,697.4
Group Insurance [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											2,053.3		1,842.0		1,715.2
Net investment income											286.6		282.8		267.0
Interest expense											0		0		0
Depreciation and amortization expense											4.4		4.4		5.0
Income taxes											32.3		62.3		72.6
Operating earnings (loss)											128.0	[5]	161.5	[5]	153.0	[5]
Segment assets	5,520.3					5,697.5					5,520.3		5,697.5		5,392.6
Large Case Pension [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											248.6	[1]	1,118.0	[1]	172.0	[1]
Net investment income											320.4	[1]	329.0	[1]	327.8	[1]
Interest expense											0	[1]	0	[1]	0	[1]
Depreciation and amortization expense											0	[1]	0	[1]	0	[1]
Income taxes											21.8	[1]	(2.4)	[1]	1.0	[1]
Operating earnings (loss)											21.2	[1],[5]	17.8	[1],[5]	20.7	[1],[5]
Segment assets	11,031.6	[1]				11,551.1	[1]				11,031.6	[1]	11,551.1	[1]	11,503.1	[1]
Corporate Financing [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenue from external customers											0		0		0
Net investment income											0		0		0
Interest expense											333.7		268.8		246.9
Depreciation and amortization expense											0		0		0
Income taxes											(103.9)		(122.9)		(88.1)
Operating earnings (loss)											(178.4)	[5]	(161.8)	[5]	(163.7)	[5]
Segment assets	$ 0					$ 0					$ 0		$ 0		$ 0

[1]	In 2013 and 2012, pursuant to contractual rights exercised by contract holders, certain existing group annuity contracts were converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.
[2]	All within the U.S., except approximately $886 million, $775 million and $590 million in 2013, 2012 and 2011, respectively, which were derived from foreign customers.
[3]	Revenue from the U.S. federal government was $12.2 billion, $7.4 billion and $7.0 billion in 2013, 2012 and 2011, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2013, 2012 and 2011.
[4]	In addition to net realized capital (losses) gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•We incurred transaction, integration-related and restructuring costs of $233.5 million ($332.8 million pretax) and $25.4 million ($32.6 million pretax) during 2013 and 2012, respectively. Transaction and integration-related costs are related to the acquisition of Coventry. Restructuring costs, primarily comprised of severance and real estate consolidation costs, are related to the acquisition of Coventry and Aetna's expense management and cost control initiatives. Transaction costs include advisory, legal and other professional fees which are not deductible for tax purposes and are reflected in our GAAP Consolidated Statements of Income in general and administrative expenses, as well as the cost of the bridge credit agreement that was in effect prior to the Coventry acquisition, which is reflected in the GAAP Consolidated Statements of Income in interest expense. Transaction costs also include transaction-related payments as well as expenses related to the negative cost of carry associated with the permanent financing that we obtained in November 2012 for the Coventry acquisition. Prior to the Effective Date, the negative cost of carry associated with the permanent financing was excluded from operating earnings. The components of the negative cost of carry are reflected in our GAAP Consolidated Statements of Income in interest expense, net investment income, and general and administrative expenses. On and after the Effective Date, the interest expense and general and administrative expenses associated with the permanent financing are no longer excluded from operating earnings.•In the fourth quarter of 2013, we increased our estimated liability for unpaid life insurance claims with respect to insureds who passed away on or before December 31, 2013, and recorded in current and future benefits a charge of $35.7 million ($55.0 million pretax) as a result of changes during the fourth quarter of 2013 in our life insurance claim payment practices (including related escheatment practices) based on evolving industry practices and regulatory expectations and interpretations. Refer to Note 18 beginning on page 130 for additional information on the increase in our estimated liability for life insurance claim payment practices. •We reduced the reserve for anticipated future losses on discontinued products by $55.9 million ($86.0 million pretax) in the second quarter of 2013. We believe excluding any changes in the reserve for anticipated future losses on discontinued products from operating earnings provides more useful information as to our continuing products and is consistent with the treatment of the operating results of these discontinued products, which are credited or charged to the reserve and do not affect our operating results. Refer to Note 20 beginning on page 137 for additional information on the reduction of the reserve for anticipated future losses on discontinued products.•In 2008, as a result of the liquidation proceedings of Lehman Re, a subsidiary of Lehman Brothers Holdings Inc., we recorded an allowance against our reinsurance recoverable from Lehman Re of $27.4 million ($42.2 million pretax). This reinsurance was placed in 1999 and was on a closed book of paid-up group whole life insurance business. In 2013, we sold our claim against Lehman Re to an unrelated third party (including the reinsurance recoverable) and terminated the reinsurance arrangement. Upon the sale of the claim and termination of the arrangement, we released the related allowance thereby reducing other general and administrative expenses by $27.4 million ($42.2 million pretax) and recognized a $4.7 million ($7.2 million pretax) gain on the sale in fees and other revenue.•In 2012, we recorded a charge of $78.0 million ($120.0 million pretax) related to the settlement of purported class action litigation regarding Aetna's payment practices related to out-of-network health care providers.•In 2012, we incurred a loss on the early extinguishment of long-term debt of $55.2 million ($84.9 million pretax) related to repurchases of certain of our outstanding senior notes.•In 2012, we recorded a severance charge of $24.1 million ($37.0 million pretax) related to actions taken in 2012 and 2013.•In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a charge of $89.1 million ($137.0 million pretax) during 2011.
[5]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 136.